Financial assets and liabilities held for trading (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets Held For Trading [Abstract]
Brazilian government securities	R$ 202,249,272	R$ 161,103,399
Bank debt securities	8,348,269	18,600,127
Corporate debt and marketable equity securities	12,339,790	10,383,682
Mutual funds	4,377,508	4,303,781
Brazilian sovereign bonds	307	1,358,025
Foreign governments securities	528,010	635,390
Derivative financial instruments	13,866,885	16,755,442
Total	R$ 241,710,041	R$ 213,139,846